Note 8 - Inventory - Components of Inventory (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Materials	$ 94,500
Work-in-process	1,708	14,436
Finished goods
Reserves	0	(14,436)
Total	$ 96,208